Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 26, 2012
Registrant Name	dei_EntityRegistrantName	SUNAMERICA SERIES, INC.
Central Index Key	dei_EntityCentralIndexKey	0001020861
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 26, 2012
Prospectus Date	rr_ProspectusDate	Feb 28, 2012

Focused Balanced Strategy Portfolio (Prospectus Summary): | Focused Balanced Strategy Portfolio
Focused Balanced Strategy Portfolio

SUNAMERICA SERIES, INC.

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Balanced Strategy Portfolio

Focused Multi-Asset Strategy Portfolio

Supplement dated April 26, 2012 to the Prospectus

dated February 28, 2012, as supplemented and amended to date

Effective immediately, the expense information for the Focused Balanced Strategy Portfolio contained in the table on page 2 of the Prospectus within the ���Portfolio Highlights��� section under the heading ��� Fees and Expenses of the Portfolio-Annual Fund Operating Expenses,��� is hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Focused Balanced Strategy Portfolio		Class A	Class B	Class C	Class I
Management Fees		0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		none	0.65%	0.65%	none
Acquired Fund Fees and Expenses		1.37%	1.37%	1.37%	1.37%
Other Expenses		0.12%	0.14%	0.11%	1.18%
Total Annual Fund Operating Expenses	[1]	1.59%	2.26%	2.23%	2.65%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.

In addition, the expense example information for the Focused Balanced Strategy Portfolio contained in the tables on page 3 of the Prospectus within the ���Portfolio Highlights��� section under the heading ���Example,��� is hereby deleted and replaced with the following:
Expense Example Focused Balanced Strategy Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	727	1,048	1,391	2,356
Class B	629	1,006	1,410	2,427
Class C	326	697	1,195	2,565
Class I	268	823	1,405	2,983

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Focused Balanced Strategy Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	727	1,048	1,391	2,356
Class B	229	706	1,210	2,427
Class C	226	697	1,195	2,565
Class I	268	823	1,405	2,983

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. SUP1_AAPRO_2-12

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Focused Balanced Strategy Portfolio (Prospectus Summary): | Focused Balanced Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focused Balanced Strategy Portfolio
Supplement Text	ck0001020861_SupplementTextBlock

SUNAMERICA SERIES, INC.

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Balanced Strategy Portfolio

Focused Multi-Asset Strategy Portfolio

Supplement dated April 26, 2012 to the Prospectus

dated February 28, 2012, as supplemented and amended to date

Effective immediately, the expense information for the Focused Balanced Strategy Portfolio contained in the table on page 2 of the Prospectus within the ���Portfolio Highlights��� section under the heading ��� Fees and Expenses of the Portfolio-Annual Fund Operating Expenses,��� is hereby deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	In addition, the expense example information for the Focused Balanced Strategy Portfolio contained in the tables on page 3 of the Prospectus within the ���Portfolio Highlights��� section under the heading ���Example,��� is hereby deleted and replaced with the following:
Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Supplement Closing	ck0001020861_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. SUP1_AAPRO_2-12
Focused Balanced Strategy Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FBAAX
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.37%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	727
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,048
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,391
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,356
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	727
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,048
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,391
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,356
Focused Balanced Strategy Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FBABX
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.37%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	629
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,006
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,410
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,427
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	229
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	706
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,210
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,427
Focused Balanced Strategy Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FBACX
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.37%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	326
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	697
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,195
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,565
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	226
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	697
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,195
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,565
Focused Balanced Strategy Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.37%
Other Expenses	rr_OtherExpensesOverAssets	1.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.65%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	268
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	823
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,405
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,983
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	268
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	823
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,405
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,983

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.

Focused Multi-Asset Strategy Portfolio (Prospectus Summary): | Focused Multi-Asset Strategy Portfolio
Focused Multi-Asset Strategy Portfolio

SUNAMERICA SERIES, INC.

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Balanced Strategy Portfolio

Focused Multi-Asset Strategy Portfolio

Supplement dated April 26, 2012 to the Prospectus

dated February 28, 2012, as supplemented and amended to date

In addition, the expense information for the Focused Multi-Asset Strategy Portfolio contained in the table on page 13 of the Prospectus within the ���Portfolio Highlights��� section under the heading ��� Fees and Expenses of the Portfolio-Annual Fund Operating Expenses,��� is hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Focused Multi-Asset Strategy Portfolio		Class A	Class B	Class C	Class I
Management Fees		0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		none	0.65%	0.65%	none
Acquired Fund Fees and Expenses		1.56%	1.56%	1.56%	1.56%
Other Expenses		0.10%	0.10%	0.09%	2.35%
Total Annual Fund Operating Expenses	[1]	1.76%	2.41%	2.40%	4.01%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.

In addition, the expense example information for the Focused Multi-Asset Strategy Portfolio contained in the tables on page 14 of the Prospectus within the ���Portfolio Highlights��� section under the heading ���Example,��� is hereby deleted and replaced with the following:
Expense Example Focused Multi-Asset Strategy Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	744	1,097	1,474	2,529
Class B	644	1,051	1,485	2,585
Class C	343	748	1,280	2,736
Class I	403	1,221	2,055	4,214

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Focused Multi-Asset Strategy Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	744	1,097	1,474	2,529
Class B	244	751	1,285	2,585
Class C	243	748	1,280	2,736
Class I	403	1,221	2,055	4,214

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. SUP1_AAPRO_2-12

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Focused Multi-Asset Strategy Portfolio (Prospectus Summary): | Focused Multi-Asset Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focused Multi-Asset Strategy Portfolio
Supplement Text	ck0001020861_SupplementTextBlock

SUNAMERICA SERIES, INC.

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Balanced Strategy Portfolio

Focused Multi-Asset Strategy Portfolio

Supplement dated April 26, 2012 to the Prospectus

dated February 28, 2012, as supplemented and amended to date

In addition, the expense information for the Focused Multi-Asset Strategy Portfolio contained in the table on page 13 of the Prospectus within the ���Portfolio Highlights��� section under the heading ��� Fees and Expenses of the Portfolio-Annual Fund Operating Expenses,��� is hereby deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	In addition, the expense example information for the Focused Multi-Asset Strategy Portfolio contained in the tables on page 14 of the Prospectus within the ���Portfolio Highlights��� section under the heading ���Example,��� is hereby deleted and replaced with the following:
Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Supplement Closing	ck0001020861_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. SUP1_AAPRO_2-12
Focused Multi-Asset Strategy Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FASAX
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.56%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	744
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,097
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,474
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,529
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	744
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,097
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,474
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,529
Focused Multi-Asset Strategy Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMABX
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.56%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	644
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,051
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,485
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,585
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	244
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	751
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,285
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,585
Focused Multi-Asset Strategy Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMATX
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.56%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	343
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	748
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,736
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	243
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	748
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,280
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,736
Focused Multi-Asset Strategy Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.56%
Other Expenses	rr_OtherExpensesOverAssets	2.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.01%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	403
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,221
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,055
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,214
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	403
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,221
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,055
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,214

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.